UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza
         Suite 1707
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     November 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $277,411 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     3731    84403 SH       SOLE                    84403        0        0
ISHARES TR                     S&P 500 INDEX    464287200    15888   110030 SH       SOLE                   110030        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      303     7332 SH       SOLE                     7332        0        0
ISHARES TR                     RUSSELL MCP VL   464287473      396     8121 SH       SOLE                     8121        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     1750    22482 SH       SOLE                    22482        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2333    32327 SH       SOLE                    32327        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1180    15965 SH       SOLE                    15965        0        0
ISHARES TR                     RUSL 2000 GROW   464287648     2046    21403 SH       SOLE                    21403        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     8302    74126 SH       SOLE                    74126        0        0
ISHARES TR                     BARCLYS GOVT CR  464288596    21645   186385 SH       SOLE                   186385        0        0
ISHARES TR                     BARCLYS INTER CR 464288638      569     5106 SH       SOLE                     5106        0        0
ISHARES TR                     US PFD STK IDX   464288687      353     8866 SH       SOLE                     8866        0        0
ISHARES TR                     MSCI VAL IDX     464288877      521    11463 SH       SOLE                    11463        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747     1285    12462 SH       SOLE                    12462        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     9666   337024 SH       SOLE                   337024        0        0
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779    46180  1639350 SH       SOLE                  1639350        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769    12390   496610 SH       SOLE                   496610        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    13846   201920 SH       SOLE                   201920        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     6273   250511 SH       SOLE                   250511        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     5924   229426 SH       SOLE                   229426        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     9766   323263 SH       SOLE                   323263        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    12128   207783 SH       SOLE                   207783        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     6307   257445 SH       SOLE                   257445        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607      860    11954 SH       SOLE                    11954        0        0
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656      484     7969 SH       SOLE                     7969        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      254     3118 SH       SOLE                     3118        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      238     2975 SH       SOLE                     2975        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      350     8384 SH       SOLE                     8384        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858      567    17231 SH       SOLE                    17231        0        0
WISDOMTREE TRUST               FUTRE STRAT FD   97717W125      665    16431 SH       SOLE                    16431        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133     2990   143867 SH       SOLE                   143867        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281      869    18951 SH       SOLE                    18951        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    15395   286851 SH       SOLE                   286851        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    24396   434866 SH       SOLE                   434866        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    38295   643938 SH       SOLE                   643938        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760     8171   172940 SH       SOLE                   172940        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     1095    23723 SH       SOLE                    23723        0        0